Financial Instruments	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

19. Financial Instruments

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company’s non-derivative financial instruments at December 31, 2016, and December 31, 2015.

		2016		2015
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$747.233	$747.233	$549.500	$549.500
Trade accounts receivable(1)	2	3.540.124	3.540.124	3.303.456	3.303.456
Accounts receivable from related parties	2	220.797	220.797	218.285	218.285
Available for sale financial assets(2)	1	270.310	270.310	275.770	275.770
Other financial assets(2)	2	442.163	442.163	376.035	376.035

Liabilities
Accounts payable(1)	2	$606.800	$606.800	$627.828	$627.828
Accounts payable to related parties	2	278.355	278.355	153.023	153.023
Other current financial liabilities(3)	2	1.351.590	1.351.590	1.330.283	1.330.283
Short-term debt(4)	2	605.656	605.745	128.304	128.304
Long term debt, excluding Amended 2012 Credit Agreement, Senior Notes and Convertible Bonds	2	275.612	276.647	172.919	172.919
Amended 2012 Credit Agreement	2	2.365.522	2.370.539	2.611.580	2.625.591
Senior Notes	2	4.923.476	5.317.087	5.325.618	5.782.937
Convertible Bonds	2	401.333	529.087	407.705	546.057
Variable payments outstanding for acquisitions(3)	3	235.596	235.596	55.660	55.660
Noncontrolling interests subject to put provisions	3	1.234.888	1.234.888	1.023.755	1.023.755

(1) Includes long-term trade accounts receivable and payable, which are included in "Other assets" and "Other liabilities" in the Consolidated Balance Sheets.
(2) Included in "Prepaid expenses and other current assets" and "Other assets" in the Consolidated Balance Sheets.
(3) Included in "Accrued expenses and other current liabilities" and "Other liabilities" in the Consolidated Balance Sheets.
(4) Also includes amounts from related parties.

The carrying amounts in the table are included in the Consolidated Balance Sheets under the indicated captions or, in the case of long-term debt and noncontrolling interests subject to put provisions, in the captions shown in Note 9 and Note 11, respectively.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as trade accounts receivable, accounts receivable from related parties, accounts payable, accounts payable to related parties and short-term debt as well as certain other financial instruments are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The fair value of available for sale financial assets quoted in an active market is based on price quotations at the period-end date.

The fair values of major long-term debt are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 11 for a discussion of the Company’s methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company’s financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company’s General Partner. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company’s policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company concluded Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

The Company elects not to offset the fair values of derivative financial instruments subject to master netting agreements in its Consolidated Balance Sheets.

At December 31, 2016 and December 31, 2015, the Company had $25.627 and $24.366, respectively, of derivative financial assets subject to netting arrangements and $28.198 and $12.765 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of $14.413 and $16.273 as well as net liabilities of $16.984 and $4.672 at December 31, 2016 and December 31, 2015, respectively.

In connection with the issuance of the Convertible Bonds in September 2014, the Company purchased Share Options. Any change in the Company’s share price above the conversion price would be offset by a corresponding value change in the Share Options.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company’s international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures, the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. At December 31, 2016 and December 31, 2015 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in AOCI. Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases and sales or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $108.950 and $193.880 at December 31, 2016 and December 31, 2015, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these two cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1.483.763 and $1.637.129 at December 31, 2016 and December 31, 2015, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and, to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2019 and have a weighted average interest rate of 0,32%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

At December 31, 2016 and December 31, 2015, the notional amount of the euro-denominated interest rate swaps in place was €252.000 and €376.000 ($265.633 and $409.351 at December 31, 2016 and December 31, 2015, respectively).

In addition, the Company also enters into interest rate hedges (“pre-hedges”) in anticipation of future long-term debt issuance, from time to time. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At December 31, 2016 and December 31, 2015, the Company had $37.752 and $58.581, respectively, related to such settlements of pre-hedges deferred in AOCI, net of tax.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company’s derivatives at December 31, 2016 and December 31, 2015.

	2016		2015

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships(1)
Current
Foreign exchange contracts	2.127	(4.323)	3.114	(2.921)
Interest rate contracts	-	-	-	(1.637)
Non-current
Foreign exchange contracts	18	(80)	171	(127)
Interest rate contracts	-	(1.491)	-	(961)
Total	$2.145	$(5.894)	$3.285	$(5.646)

Derivatives not designated as hedging instruments(1)
Current
Foreign exchange contracts	39.785	(22.574)	23.908	(7.056)
Non-current
Foreign exchange contracts	-	(125)	1.062	(65)
Derivatives embedded in the Convertible Bonds	-	(99.785)	-	(115.990)
Share Options to secure the Convertible Bonds	99.785	-	115.990	-
Total	$139.570	$(122.484)	$140.960	$(123.111)

(1) At December 31, 2016 and December 31, 2015, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency. The fair value of the embedded derivative of the convertible bonds is calculated using the difference between the market value of the convertible bond and the market value of an adequate straight bond discounted with the market interest rates as of the reporting date.

The Company’s own credit risk is incorporated in the fair value estimation of derivatives that are liabilities. Counterparty credit risk adjustments are factored into the valuation of derivatives that are assets. The Company monitors and analyses the credit risk from derivative financial instruments on a regular basis. For the valuation of derivative financial instruments, the credit risk is considered in the fair value of every individual instrument. The default probability is based upon the credit default swap spreads of each counterparty appropriate for the duration. The calculation of the credit risk considered in the valuation is performed by multiplying the default probability appropriate for the duration with the expected discounted cash flows of the derivative financial instrument.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)for the year ended December 31,			(Effective Portion)for the year ended December 31,
	2016	2015	(Effective Portion)	2016	2015

Interest rate contracts	$1.162	$11.817	Interest income/expense	$29.150	$28.355
Foreign exchange contracts	(2.664)	2.273	Costs of Revenue	147	17.686

	$(1.502)	$14.090		$29.297	$46.041

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivativesfor the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2016	2015

Foreign exchange contracts	Selling, general and administrative expense
		$(2.335)	$(61.328)
Foreign exchange contracts	Interest income/expense	3.251	8.196
Derivatives embedded in the Convertible Bonds	Interest income/expense	(13.146)	58.105
Share Options to secure the Convertible Bonds	Interest income/expense	13.146	(58.105)
		$916	$(53.132)

For foreign exchange derivatives at December 31, 2016, the Company expects to recognize $3.737 of losses deferred in AOCI in earnings during the next twelve months.

The Company expects to incur additional interest expense of $20.918 over the next twelve months which is currently deferred in AOCI. This amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the interest rate swaps maturing in 2019 at December 31, 2016.

At December 31, 2016, the Company had foreign exchange derivatives with maturities of up to 15 months and interest rate swaps with maturities of up to 34 months.